COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
23.	COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

2011
Book value of assets pledged under ship mortgages	$2,241 million

Other Contractual Commitments

The Company has arranged insurance for the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. On certain of the vessels insured, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations.  A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

Following the sale of Rig Finance II to Seadrill (see Note 15), the Company has agreed to continue providing a $20 million guarantee on the entity's term  loan facility until June 2013, or such earlier date as the term loan facility is repaid in full. The guarantee is fully indemnified by Seadrill.

The Company has provided a guarantee for the senior secured loan financing relating to the container vessel chartered-in by SFL Corte Real Limited, which is a wholly-owned subsidiary accounted for using the equity method (see Note 15). At December 31, 2011, the outstanding balance on the loan, which is secured by a first priority mortgage on the vessel, was $56.9 million.

At December 31, 2011, the Company had contractual commitments under newbuilding contracts totaling $275.6 million (2010: $195.5million). There are no other contractual commitments at December 31, 2011.